BUSINESS COMBINATIONS - Goodwill calculation, total consideration amount and the net assets acquired (Details) - Doruk Finansman A. ₺ in Thousands	Feb. 28, 2022 TRY (₺)
Business combinations
Total consideration amount	₺ 37,603
Total cash paid	11,020
Contingent consideration amount	26,583
Net assets acquired	(37,318)
Goodwill	₺ 285